Reverse Recapitalization - Consummation of the merger (Details) - shares		12 Months Ended
	May 24, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total shares of common stock immediately after Merger		58,810,550	42,973,462
Merger agreement
Business Acquisition [Line Items]
Common stock, outstanding prior to Merger		552,412
Less: redemption of BRPA shares		(216)
Common stock of BRPA		552,196
Shares issued in PIPE Financing		1,000,000
Shares issued for services		200,000
Shares issued pursuant to conversion of Public and Private Rights		717,250
Merger and PIPE Financing shares - common stock		3,729,730
Total shares of common stock immediately after Merger		48,603,585
Merger agreement | Stockholders of NeuroRx
Business Acquisition [Line Items]
BRPA Founder and private shares, net of forfeited shares of 875,216	50,000,000
NeuroRx shares - common stock (1)		44,873,855
Common stock outstanding upon conversion prior to Merger		14,200,586
Merger agreement | BRPA Founder and private shares
Business Acquisition [Line Items]
BRPA Founder and private shares, net of forfeited shares of 875,216		1,260,284
Number of shares forfeited		875,216